Loans, borrowings, leases, cash and cash equivalents and short-term investments - Funding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Premium paid on early redemption of debt security	$ 63	$ 265
Borrowings	$ 13,782		$ 15,027